SCOPE OF CONSOLIDATION - Other Investments Narrative (Details) - USD ($) $ in Millions						4 Months Ended	6 Months Ended	12 Months Ended			34 Months Ended
	Jul. 04, 2023	Jun. 30, 2023	Jan. 26, 2023	Jul. 28, 2021	Jun. 18, 2021	Jun. 18, 2021	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Disclosure of financial assets [line items]
Proceeds from sales of investments other than investments accounted for using equity method								$ 0.0	$ 0.0	$ 2,680.0
Divestment of Cleveland-Cliffs shares (note 2.5)										0.0
Purchase of interests in investments accounted for using equity method								73.0	0.0	0.0
LanzaTech
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method										30.0
Heliogen
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method										20.0
Form Energy
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method									17.5	$ 25.0
TerraPower
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method	$ 5.0	$ 25.0							25.0
Boston Metal
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method			$ 36.0
Stalprodukt S.A.
Disclosure of financial assets [line items]
Divestment of Cleveland-Cliffs shares (note 2.5)									$ (2.0)
Sale of shares (in shares)									117,187
Consideration paid (received)									$ (6.0)
Ordinary Shares | Erdemir
Disclosure of financial assets [line items]
Proportion of ordinary shares held (in percent)		4.00%					4.00%		12.00%
Number of shares held in investment disposed of (in shares)							265,000,000
Proceeds from sales of investments other than investments accounted for using equity method							$ 626.0
Divestment of Cleveland-Cliffs shares (note 2.5)							$ 333.0
Other investments | Erdemir
Disclosure of financial assets [line items]
Unrealized gains recognized in other comprehensive income								(105.0)	$ 66.0
Other investments | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Divestment of Cleveland-Cliffs shares (note 2.5)				$ 411.0		$ 267.0
Sale of shares (in shares)					38,200,000	40,000,000
Consideration paid (received)						$ 1,377.0
Cumulative gain on disposal of investments in equity instruments designated at fair value through other comprehensive income, before tax				543.0		$ 357.0
Other investments | Cleveland-Cliffs Inc | Preference shares
Disclosure of financial assets [line items]
Proceeds from conversion of shares				$ 1,303.0
Other investments | ArcelorMittal XCarb
Disclosure of financial assets [line items]
Unrealized gains recognized in other comprehensive income								(18.0)	50.0
Payments for acquisition of Uttam Galva and KSS Petron debt								66.0	43.0		$ 189.0
Other cash payments to acquire investments in equity instruments designated at FVOCI								66.0	43.0
Other investments | ArcelorMittal XCarb | Maximum
Disclosure of financial assets [line items]
Annual investment commitment								100.0			$ 100.0
Other investments | Stalprodukt S.A.
Disclosure of financial assets [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax								$ 8.0	$ (7.0)